Financial Instruments - Summary of The Group Financial Instruments Valued At Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Financial assets at amortised cost	$ 163,014	$ 84,477
Financial liabilities
Financial liabilities at amortised cost	23,435	25,943
Cash And Cash Equivalents [Member]
Financial assets:
Financial assets at amortised cost	121,006	58,557
Restricted cash [Member]
Financial assets:
Financial assets at amortised cost	1,183	1,429
Trade receivables [member]
Financial assets:
Financial assets at amortised cost	40,825	24,491
Trade Payables [Member]
Financial liabilities
Financial liabilities at amortised cost	12,695	9,973
Lease liabilities [Member]
Financial liabilities
Financial liabilities at amortised cost	5,991	6,153
Loans and financing [Member]
Financial liabilities
Financial liabilities at amortised cost	3,279	6,359
Accounts Payable From Acquisition Of Subsidiaries [Member]
Financial liabilities
Financial liabilities at amortised cost	$ 1,470	$ 3,458